Operations and Reorganization - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Risks in relation to the VIE structure
Cash and cash equivalents	$ 49,189			¥ 46,873	¥ 320,039	$ 42,247	¥ 274,873	¥ 209,774
Time deposits	31,148				202,659		372,150
Short-term investment	15,481				100,722
Prepaid expenses and other current assets	13,055				84,941		65,766
Property and equipment, net	7,533				49,009		41,576
Other assets	849				5,526		5,367
Total assets	120,431				783,556		775,527
Deferred revenue, current	180,835				1,176,565		653,413
Deferred revenue, non-current	3,878				25,230		33,706
Accrued expenses and other current liabilities	34,243				222,798		166,524
Taxes payable	3,840				24,985		18,923
Other non-current liabilities	345				2,245		1,918
Total liabilities	223,160				1,451,947		874,710
Net revenues	130,334	¥ 847,993	¥ 418,281	154,675
Net loss	(89,270)	(580,811)	(514,778)	(327,086)
Net cash provided by /(used in) operating activities	8,465	55,074	28,725	(104,020)
Net cash (used in) /provided by investing activities	1,658	10,785	(252,113)	(192,884)
Net cash provided by financing activities	40	260	424,494	125,574
Effect of exchange rate changes on cash and cash equivalents	(3,221)	(20,953)	26,894	8,429
Net (decrease) increase in cash and cash equivalents	6,942	45,166	228,000	(162,901)
Accumulated deficit	$ 269,552				1,753,787		1,172,976
VIEs
Risks in relation to the VIE structure
Deferred revenue, current					1,176,565		653,413
Deferred revenue, non-current					25,230		33,706
Accrued expenses and other current liabilities					101,760		82,308
Taxes payable					14,874		14,268
Other non-current liabilities					235		251
Accumulated deficit					856,141		616,993
Dasheng Zhixing, Zhishi Training, Houdezaiwu online and Tianjin Zhixing
Risks in relation to the VIE structure
Cash and cash equivalents					176,337		128,543
Time deposits					30,000		25,000
Short-term investment					100,722
Prepaid expenses and other current assets					43,912		33,353
Amounts due from inter-company entities					329,357		172,902
Property and equipment, net					17,894		15,320
Other assets					10,057		10,552
Total assets					708,279		385,670
Deferred revenue, current					1,176,565		653,413
Deferred revenue, non-current					25,230		33,706
Accrued expenses and other current liabilities					100,742		80,572
Taxes payable					3,689		2,409
Amounts due to inter-company entities					221,956		200,528
Total liabilities					1,528,182		970,628
Net revenues		848,090	418,281	154,675
Net loss		(260,433)	(293,443)	(198,527)
Net cash provided by /(used in) operating activities		167,326	167,663	21,567
Net cash (used in) /provided by investing activities		(119,532)	(40,851)	(10,230)
Net cash provided by financing activities				927
Net (decrease) increase in cash and cash equivalents		47,794	126,812	12,264
Beijing Dasheng Zhixing Technology Co., Ltd
Risks in relation to the VIE structure
Registered capital					1,143		1,143
51Talk English Philippines Corporation
Risks in relation to the VIE structure
Cash and cash equivalents					424		1,924
Prepaid expenses and other current assets					787		1,277
Amounts due from inter-company entities					2,398		1,651
Total assets					3,609		4,852
Accrued expenses and other current liabilities					1,018		1,736
Taxes payable					11,185		11,859
Other non-current liabilities					235		251
Total liabilities					¥ 12,438		¥ 13,846
Net revenues			5,507	26,973
Net loss		(1,034)	(2,024)	(3,260)
Net cash provided by /(used in) operating activities		(1,426)	(250)	1,186
Net cash (used in) /provided by investing activities			700	(92)
Effect of exchange rate changes on cash and cash equivalents		(74)	21	114
Net (decrease) increase in cash and cash equivalents		¥ (1,500)	¥ 471	¥ 1,208